EXPLORATION AND EVALUATION ASSETS	9 Months Ended
Sep. 30, 2017
Exploration For And Evaluation Of Mineral Resources [Abstract]
EXPLORATION AND EVALUATION ASSETS
EXPLORATION AND EVALUATION ASSETS

	Notes	September 30, 2017	December 31, 2016
Balance, beginning of the period		$169.2	$155.1
Exploration and evaluation expenditures		8.4	14.1
Acquired Merrex exploration and evaluation assets	4	36.6	—
Reversal of impairment charge	5, 27	400.0	—
Sale of a 30% interest in the Côté Gold Project	5	(167.3)	—
Balance, end of the period		$446.9	$169.2

As at September 30, 2017, Exploration and evaluation assets primarily consist of the Côté Gold Project (carrying amount of $391.3 million), on which the Company recorded an impairment charge reversal of $400 million, as a result of the sale of a 30% interest to SMM (Note 5).